Expense Example, No Redemption ((WFA Small to Mid Cap Stock Funds - Retail), USD $)	0 Months Ended
Mar. 01, 2013
(WFA Intrinsic Small Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 224
Expense Example, No Redemption, 3 Years	695
Expense Example, No Redemption, 5 Years	1,193
Expense Example, No Redemption, 10 Years	2,563
(WFA Small Cap Value Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	657
Expense Example, No Redemption, 5 Years	1,130
Expense Example, No Redemption, 10 Years	2,157
(WFA Small Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	657
Expense Example, No Redemption, 5 Years	1,130
Expense Example, No Redemption, 10 Years	2,438
(WFA Small/Mid Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	219
Expense Example, No Redemption, 3 Years	678
Expense Example, No Redemption, 5 Years	1,164
Expense Example, No Redemption, 10 Years	2,502
(WFA Special Small Cap Value Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	666
Expense Example, No Redemption, 5 Years	1,146
Expense Example, No Redemption, 10 Years	2,189
(WFA Special Small Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	666
Expense Example, No Redemption, 5 Years	1,146
Expense Example, No Redemption, 10 Years	2,469
(WFA Traditional Small Cap Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	683
Expense Example, No Redemption, 5 Years	1,181
Expense Example, No Redemption, 10 Years	$ 2,553